Stockholders’ Deficit (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Jul. 16, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Preferred stock, share authorized	1,000,000	1,000,000		1,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, share issued	0	0		0
Preferred stock, share outstanding	0	0		0
Common stock, shares authorized	200,000,000	200,000,000	200,000,000	200,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding	21,562,500	21,562,500
Common stock subject to possible redemptions	17,250,000	17,250,000
Common stock, description		the 21,562,500 shares of Common Stock outstanding, up to 562,500 shares were subject to forfeiture to the Company by the Sponsor for no consideration to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the initial stockholders will collectively own 20% of the Company’s issued and outstanding Common Stock after the initial public offering. The underwriters exercised the over-allotment option in full on July 28, 2021; thus, no shares of Common Stock remain subject to forfeiture.